 Supplement to each currently effective Statement of Additional Information listed below:

Scudder Aggressive Growth Fund                               Scudder International Research Fund
Scudder Blue Chip Fund                                       Scudder Large Company Growth Fund
Scudder California Tax-Free Income Fund                      Scudder Large Company Value Fund
Scudder Capital Growth Fund                                  Scudder Latin America Fund
Scudder Contrarian Fund                                      Scudder Massachusetts Tax-Free Fund
Scudder Dividend & Growth Fund                               Scudder Managed Municipal Bonds
Scudder-Dreman Financial Services Fund                       Scudder Medium-Term Tax-Free Fund
Scudder-Dreman High Return Equity Fund                       Scudder New Europe Fund
Scudder Dynamic Growth Fund                                  Scudder New York Tax-Free Income Fund
Scudder Emerging Markets Growth Fund                         Scudder Pacific Opportunities Fund
Scudder Emerging Markets Income Fund                         Scudder Pathway Series -- Conservative Portfolio
Scudder Focus Growth Fund                                    Scudder Pathway Series -- Growth Portfolio
Scudder Focus Value+Plus Growth Fund                         Scudder Pathway Series -- Moderate Portfolio
Scudder Florida Tax-Free Income Fund                         Scudder Research Fund
Scudder Global Fund                                          Scudder Select 500 Fund
Scudder Global Bond Fund                                     Scudder Select 1000 Growth Fund
Scudder Global Discovery Fund                                Scudder Small Cap Value Fund
Scudder Gold Fund                                            Scudder Small Company Stock Fund
Scudder Greater Europe Growth Fund                           Scudder Short-Term Bond Fund
Scudder Growth and Income Fund                               Scudder Strategic Income Fund
Scudder Growth Fund                                          Scudder S&P 500 Stock Fund
Scudder Health Care Fund                                     Scudder Target 2011 Fund
Scudder High-Yield Fund                                      Scudder Technology Fund
Scudder High-Yield Tax-Free Fund                             Scudder Technology Innovation Fund
Scudder High-Yield Opportunity Fund                          Scudder Total Return Fund
Scudder Income Fund                                          Scudder U.S. Government Securities Fund
Scudder International Fund                                   Scudder 21st Century Growth Fund
                                                             The Japan Fund, Inc.


The following information replaces the disclosure regarding schedule of the compensation to investment dealers and financial services firms for the retirement plan trades under the Large Order NAV Purchase Privilege in the "Purchase and Redemption of Shares" or "Purchase of Shares" section of each Statement of Additional Information for each Fund's Class A shares:

Scudder Distributors, Inc. ("SDI") may in its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of a Fund at net asset value in accordance with the Large Order NAV Purchase Privilege and one of the three following compensation schedules up to the following amounts:

          Compensation Schedule #1(1)               Compensation Schedule #2(2)         Compensation Schedule #3(2)
          ---------------------------               ---------------------------         ---------------------------
                                    As a                                As a                                As a
          Amount of             Percentage of   Amount of Shares    Percentage of       Amount of       Percentage of
         Shares Sold           Net Asset Value        Sold         Net Asset Value     Shares Sold     Net Asset Value
         -----------           ---------------        ----         ---------------     -----------     ---------------

$1 million to $5 million            1.00%       Under $15 million       0.50%       Over $15 million        0.25%

Over $5 million to $50              0.50%              --                --                --                --
million

Over $50 million                    0.25%              --                --                --                --

 (1) The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the proprietary subaccount record keeping system, made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale under the foregoing schedule, SDI will consider the cumulative amount invested by the purchaser in a Fund and other Funds listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above.

 (2) Compensation Schedules 2 and 3 apply to employer sponsored employee benefit plans using the OmniPlus subaccount record keeping system. The Compensation Schedule will be determined based on the value of the conversion assets. Conversion from "Compensation Schedule #2" to "Compensation Schedule #3" is not an automatic process. When a plan's assets grow to exceed $15 million, the Plan Sponsor must contact their Client Relationship Manager to discuss a conversion to Compensation Schedule #3.

The privilege of purchasing Class A shares of a Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.




November 15, 2001





                                       2